Segment information - Segment depreciation, depletion and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Depreciation, depletion, and amortization	$ 99,941	$ 91,079	$ 87,728
Operating segments | Florida business segment
Disclosure of operating segments [line items]
Depreciation, depletion, and amortization	60,296	57,000	55,655
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
Depreciation, depletion, and amortization	38,954	33,472	31,490
Operating segments | STET segment
Disclosure of operating segments [line items]
Depreciation, depletion, and amortization	675	591	576
Unallocated corporate
Disclosure of operating segments [line items]
Depreciation, depletion, and amortization	$ 16	$ 16	$ 7